-------------------------------------------------------------------------------
      PROVIDENT
-------------------------------------------------------------------------------
    INSTITUTIONAL         400 Bellevue Parkway, Wilmington, DE 19809
        FUNDS                Phone: 302-792-2555  Fax: 302-792-5876


Thomas A. Melfe
Chairman
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                                                                   March 4, 1997

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Municipal Fund for New York Investors, Inc., for the period ended January 31, 1997.

     The enclosed Investment Adviser's Report provides a summary of the economic and tax situations in the State and City of New York. The expertise of our Adviser's fixed income research group in dealing with these factors is very beneficial to our shareholders.

     Please call your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 if you have any questions. We welcome the opportunity to serve you.

                                            Sincerely,
                                            /s/ Thomas A. Melfe
                                            Thomas A. Melfe
                                              Chairman

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                    SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     New York State's economy, while still tracking below the national average, showed continued growth through the end of 1996, raising revenues and putting the operating budget into surplus. Standard & Poor's maintained its "positive" outlook on the State and prospects for a future upgrade of the State's general obligation debt were modestly increased. While Governor Pataki's program of spending cuts and tax relief has produced positive results, structural problems remain and the budget battle for the upcoming fiscal year should prove no less difficult than those that have caused late budgets for the last twelve consecutive years. Particular dangers this time around include overly optimistic economic assumptions leading to overstated revenue projections and the pressures for additional spending as legislators begin to prepare for upcoming re-election campaigns. Recommendations for further tax cuts for both individuals and business are part of the new budget proposal; a small increase in overall spending is also envisioned.

     Rising profits for the financial services industry, fueled by a surging stock market, helped to keep New York City's finances in balance this year. The relief is temporary, however, and the City's budget continues to be plagued by thorny structural problems and vulnerable to any weakening in the economy. Mayor Giuliani has made steady progress in creating a business environment more favorable to growth, resulting in job creation and rising treasury receipts, but the large and growing demand for social services on the part of City residents and potential cost pressures arising from the changes in federal welfare programs make expenditures difficult to control. In addition, the City is rapidly approaching its limit of allowable issuance of general obligation debt. Nevertheless, the City has vast resources and manages, year after year, to successfully, if inelegantly, close its budget gaps. There is no reason to believe that the upcoming year will prove to be an exception.

     The short-term tax-exempt market saw an increase in note issuance over the recent past including two substantial offerings by New York City. An $800 million tax anticipation note issue came to market in August 1996 with a February 1997 maturity and $1.6 billion of revenue anticipation notes comprised of two series were marketed in October with maturities in April and June of 1997. Both deals were well received despite being aggressively priced due to a significant inflow of cash into tax-exempt money market funds. Investors, nervous about the level of the stock market, appeared reluctant to commit inflows to equities at the same rate as in the recent past and some cash backed up into the money markets, at least temporarily, pushing overall money market assets to new highs.

     One of the advantages that the New York Money Fund enjoys is the support of a highly experienced fixed income research group whose credit analysis is both methodical and thorough. This expertise benefitted the portfolio the past six months when general market notes that the Fund normally uses to extend its average maturity failed to provide attractive yields. With the support of credit research, the Fund was able to avoid the larger, more expensive deals and move into smaller note offerings that required more detailed credit analysis; thereby extending the average maturity and locking in yields at levels providing good relative value without added risk. Consequently, the average weighted maturity was extended to the 50-day range during the third quarter, taking advantage of opportunities, before gradually shortening as the supply of issues diminished.

     We are pleased to report that in the Lipper Analytical Services, Inc. rankings our Fund earned a #1 ranking for one year among 42 New York State tax-exempt money market funds and for ten years among 13 New York State tax-exempt money market funds for periods ended December 31, 1996. The purchase of quality securities selected for safety and liquidity remains the primary focus of the Fund.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                              NEW YORK MONEY FUND
                     MUNICIPAL FUND FOR NEW YORK INVESTORS
                            Statement of Net Assets
                                January 31, 1997
                                  (Unaudited)

     INVESTMENTS IN                   PAR
        SECURITIES       MATURITY    (000)       VALUE
---------------------------------   -------   ------------
NEW YORK -- 90.4%
  Beacon City School District TAN
   4.25%................. 06/26/97  $ 2,700   $  2,703,609
  Brewster Central School
   District BAN
   4.375%................ 06/26/97    4,000      4,007,351
  City of New York GO DN
   (Toronto Dominion LOC)
   (A-1+, VMIG-1)**
   3.75%................. 02/01/97      500        500,000
  City of New York GO DN
   (Chemical Bank LOC)
   (A-1, VMIG-1)**
   3.70%................. 02/01/97    5,600      5,600,000
  City of New York GO DN
   (Sumitomo Bank LOC)
   (A-1+, VMIG-1)**
   3.65%................. 02/01/97      700        700,000
  City of New York GO Series B DN
   (FGIC Insurance)
   (A1+, VMIG-1)**
   3.75%................. 02/01/97      300        300,000
  City of New York GO Series C-4
   DN (Fuji Bank LOC)
   (A-1+, VMIG-1)**
   3.70%................. 02/01/97      400        400,000
  City of New York GO Series E-4
   DN (State Street Bank & Trust
   Co. LOC) (A-1+, VMIG-1)**
   3.65%................. 02/01/97      300        300,000
  City of New York GO Series F-5
   DN (Mitsubishi Bank LOC)
   (A-1+, VMIG-1)**
   3.55%................. 02/07/97    6,500      6,500,000
  City of New York GO
   Series 1994E-2 DN (Industrial
   Bank of Japan LOC) (A-1, VMIG-
   1)**
   3.65%................. 02/01/97    1,000      1,000,000
  City of New York GO
   Series 1995F DN (Union Bank of
   Switzerland LOC) (A-1+, P-1)**
   3.55%................. 02/07/97    4,100      4,100,000
  City of New York GO
   Series 1995F-3 DN (Industrial
   Bank of Japan LOC)
   (A-1, VMIG-1)**
   3.55%................. 02/07/97    2,200      2,200,000
  City of New York Housing
   Development Corporation
   (Columbus Gardens Project)
   Series 1993A DN
   (Citibank LOC) (A-1)**
   3.45%................. 02/07/97    2,185      2,185,000

     INVESTMENTS IN                   PAR
        SECURITIES       MATURITY    (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  City of New York Housing
   Development Corporation (East
   96th St. Project) DN
   (Mitsubishi Bank LOC) (A-1+,
   VMIG-1)**
   3.45%................. 02/07/97  $ 2,000   $  2,000,000
  City of New York Housing
   Development Corporation
   (Parkgate Tower) Resolution
   One Series 1985 DN (Citibank
   LOC) (A-1, VMIG-1)**
   3.45%................. 02/07/97    2,300      2,300,000
  City of New York Housing
   Development Corporation
   (Queenswood Apartment Project)
   DN (Sumitomo Bank LOC)
   (VMIG-1)**
   3.65%................. 02/07/97    2,525      2,525,000
  City of New York IDA (Columbia
   Grammar & Preparatory School)
   Civic Facility RB Series 1994
   DN (Chemical Bank LOC) (A-1)**
   3.40%................. 02/07/97      300        300,000
  City of New York IDA Tender
   Notes (La Guardia Associates)
   Series 1985 DN (Banque
   Indosuez LOC) (P-1)**
   3.55%................. 02/05/97   10,200     10,200,000
  City of New York IDA Tender
   Notes Field Hotel Association
   (JFK Project) DN (Banque
   Indosuez LOC) (P-1)**
   3.55%................. 02/07/97   12,450     12,450,000
  City of New York Municipal
   Water & Sewer System Finance
   Authority RB Series 1995A DN
   (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.75%................. 02/01/97    8,900      8,900,000
  City of New York Tender Option
   Bond DN (MBIA Insurance)
   (VMIG-1)**
   3.67%................. 02/07/97    7,000      7,000,000
  City of New York Trust For
   Cultural Resources (American
   Museum of Natural History) DN
   (MBIA Insurance) (A-1+,
   VMIG-1)**
   3.35%................. 02/07/97      400        400,000
  City of New York Trust For
   Cultural Resources (Carnegie
   Hall)
   Series 1985 DN (WestDeutsche
   LandesBank Girozentrale LOC)
   (A-1, VMIG-1)**
   3.35%................. 02/07/97    8,250      8,250,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN                   PAR
        SECURITIES       MATURITY    (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  City of New York Trust For
   Cultural Resources (Carnegie
   Hall)
   Series 1990 DN (WestDeutsche
   LandesBank Girozentrale LOC)
   (A-1, VMIG-1)**
   3.35%................. 02/07/97  $ 4,400   $  4,400,000
  City of New York Trust For
   Cultural Resources (The Museum
   of Broadcasting) Series 1989
   DN (Sumitomo Bank LOC)
   (A-1+, VMIG-1)**
   3.45%................. 02/07/97    9,100      9,100,000
  City of Syracuse IDA Syracuse
   University (Eggers Hall)
   Series 1993 DN (Morgan
   Guaranty LOC) (A-1+)**
   3.50%................. 02/01/97    3,500      3,500,000
  Dormitory Authority of The
   State of New York (Beverwyck,
   Inc.) DN (Banque Paribas LOC)
   (P-1)**
   3.60%................. 02/07/97    6,100      6,100,000
  Dormitory Authority of The
   State of New York (Cornell
   University) Series 1990B DN
   (SP-1+, VMIG-1)**
   3.50%................. 02/01/97    1,700      1,700,000
  Dormitory Authority of The
   State of New York
   (Metropolitan Museum of Art)
   Series 1993A DN
   (A-1+, VMIG-1)**
   3.40%................. 02/07/97    1,720      1,720,000
  Dormitory Authority of The
   State of New York RB (Memorial
   Sloan-Kettering Cancer Center)
   MB (Chemical Bank LOC)
   (A-1, VMIG-1)
   3.35%................. 02/14/97      600        600,000
   3.50%................. 03/06/97    1,035      1,035,000
   3.50%................. 05/15/97    2,140      2,140,000
  Dormitory Authority of The
   State of New York Series 1989A
   TECP (Dai-Ichi Kangyo LOC)
   (A-1, P-1)
   3.45%................. 02/13/97    3,125      3,125,000
   3.65%................. 03/06/97    1,562      1,562,000
  East Irondequiot Central School
   District BAN Series 1997
   4.125%................ 01/21/98    1,260      1,264,412
  Erie County RAN Series 1996A
   (Union Bank of Switzerland
   LOC) (MIG-1)
   4.25%................. 04/17/97    3,000      3,003,863
     INVESTMENTS IN                   PAR
        SECURITIES       MATURITY    (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  Erie County Water Authority
   Water Works System Series
   1993A DN (AMBAC Insurance)
   (A-1+, VMIG-1)**
   3.35%................. 02/07/97  $   600   $    600,000
  Erie County Water Authority
   Water Works System Series
   1993B DN (AMBAC Insurance)
   (A-1+, VMIG-1)**
   3.35%................. 02/07/97    2,100      2,100,000
  Glens Falls School District RAN
   Series 1996
   4.25%................. 06/30/97    3,550      3,554,881
  Huntington Union Free School
   District TAN Series 1996
   (MIG-1)
   4.15%................. 06/24/97    2,000      2,002,259
  Kenmore -- Town of Tonawanda
   Union Free School District BAN
   4.00%................. 05/08/97    1,410      1,410,535
  Metropolitan Transportation
   Authority Commuter Facilities
   Series 1991 DN (Morgan
   Guaranty LOC)
   (A-1+, VMIG-1)**
   3.50%................. 02/07/97    5,900      5,900,000
  Monroe County IDA (Canal Ponds
   Business Park Project)
   Series 1995D DN
   (Fleet Bank LOC)
   (A-1, VMIG-1)**
   3.55%................. 02/07/97    5,150      5,150,000
  Monroe County IDRB (Emerson
   Electric) MB
   3.85%................. 07/01/97    2,290      2,290,000
  Montgomery County IDRB (Service
   Merchandise Company) DN
   (Barclays Bank LOC)
   (A-1+, VMIG-1)**
   3.55%................. 02/18/97    4,700      4,700,000
  Nassau County IDA (Cold Spring
   Harbor Laboratory Project)
   Series 1989 DN (Morgan
   Guaranty LOC) (A-1+)**
   3.60%................. 02/01/97      900        900,000
  Nassau County IDA (Cold Spring
   Harbor Laboratory Project)
   Series 1993 DN (Morgan
   Guaranty LOC) (A-1+)**
   3.60%................. 02/01/97      600        600,000
  New York City GO Series 1995F-2
   DN (Toronto Dominion LOC)
   (A-1+, VMIG-1)**
   3.45%................. 02/07/97      500        500,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN                   PAR
        SECURITIES       MATURITY    (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  New York City GO Series 1995F-4
   DN (LandesBank Hessen LOC) (A-1+,
   VMIG-1)**
   3.55%................. 02/07/97  $ 1,100   $  1,100,000
  New York City GO TECP
   (A-1+, VMIG-1)
   3.60%................. 06/13/97    4,100      4,100,000
  New York City Housing
   Development Corporation DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.35%................. 02/07/97      200        200,000
  New York City Municipal Water
   TECP (Canadian Imperial Bank
   LOC) (A-1+, P-1)
   3.40%................. 02/21/97    6,000      6,000,000
  New York Local Government
   Assistance Corporation Bonds
   Series 1995F DN (Toronto
   Dominion LOC)
   (A-1+, VMIG-1)**
   3.40%................. 02/07/97    3,200      3,200,000
  New York State Energy, Research
   & Development Authority PCRB
   MB (Union Bank of Switzerland
   LOC) (A-1+, VMIG-1)
   3.60%................. 12/01/97    2,065      2,065,000
  New York State Energy, Research
   & Development Authority
   (Brooklyn Gas Facilities
   Project) RB Series 1997A DN
   (MBIA Insurance) (A-1+,
   VMIG-1)**
   3.40%................. 02/07/97    5,000      5,000,000
  New York State Energy, Research
   & Development Authority PCRB
   (Central-Hudson Gas & Electric
   Corporation) Series A DN
   (Bankers Trust LOC)
   (A-1+, VMIG-1)**
   3.25%................. 02/06/97    2,000      2,000,000
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric &
   Gas) Series 1985A MB (Morgan
   Guaranty LOC) (A-1+)
   3.25%................. 03/15/97    1,000      1,000,000
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric &
   Gas) Series 1985B MB (Union
   Bank of Switzerland LOC)
   3.75%................. 10/15/97    2,000      2,000,000
     INVESTMENTS IN                   PAR
        SECURITIES       MATURITY    (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power) DN
   (Westpac Banking Corp LOC)
   (P-1)**
   3.70%................. 02/01/97  $ 5,300   $  5,300,000
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power)
   Series 1985C DN (Canadian
   Imperial Bank LOC) (P-1)**
   3.70%................. 02/01/97    5,350      5,350,000
  New York State Energy, Research
   & Development Authority PCRB
   (Rochester Gas & Electric) DN
   (Bank of New York LOC)
   (A-1, VMIG-1)**
   3.25%................. 02/03/97   11,500     11,500,000
  New York State Energy, Research
   & Development Authority PCRB
   MB (Deutsche Bank LOC)
   (MIG-1)
   3.25%................. 03/01/97    4,000      4,000,000
  New York State Housing Finance
   Agency (Mount Sinai School of
   Medicine) Series A DN (Sanwa
   Bank LOC) (A-1+, VMIG-1)**
   3.25%................. 02/07/97    3,200      3,200,000
  New York State Housing Finance
   Agency, Multi-Family Housing
   RB Series 1988A DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.45%................. 02/07/97      700        700,000
  New York State Housing Finance
   Authority (Normandie Court I)
   Series 1991A DN (Societe
   Generale LOC)
   (A-1+, VMIG-1)**
   3.45%................. 02/07/97   15,500     15,500,000
  New York State IDA Civic
   Facilities (National Audubon
   Society) Series 1989 DN (Swiss
   Bank LOC) (VMIG-1)**
   3.50%................. 02/01/97      100        100,000
  New York State Job Development
   Authority Series A DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.45%................. 02/03/97      865        865,000
  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984C DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.50%................. 02/03/97    6,970      6,970,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN                   PAR
        SECURITIES       MATURITY    (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984D DN (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   3.50%................. 02/03/97  $   335   $    335,000
  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984E DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.50%................. 02/03/97    1,525      1,525,000
  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984F DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.50%................. 02/03/97    2,075      2,075,000
  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984G DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.50%................. 02/03/97    2,795      2,795,000
  New York State Job Development
   Authority Special Purpose
   Bonds Series 1984H DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.50%................. 02/03/97    1,620      1,620,000
  New York State Local Assistance
   Corporation DN (Multiple
   Credit Enhancements)
   (A-1+, VMIG-1)**
   3.45%................. 02/07/97    4,500      4,500,000
  New York State Power Authority
   Revenue & General Purpose
   Bonds MB (A-1, VMIG-1)
   3.70%................. 03/01/97   15,300     15,300,000
  New York State Power Authority
   TECP (A-1, P-1)
   3.55%................. 03/10/97    1,500      1,500,000
  New York State Solid Waste
   Management Authority (North
   Hempstead) DN (National
   Westminster LOC)
   (A-1+, VMIG-1)**
   3.45%................. 02/07/97       50         50,000
  New York Thruway Authority
   General Revenue DN (FGIC
   Insurance) (VMIG-1)**
   3.65%................. 02/01/97    4,500      4,500,000
  Niagara Falls Toll Bridge
   Series 1993A DN
   (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.35%................. 02/07/97      300        300,000
     INVESTMENTS IN                   PAR
        SECURITIES       MATURITY    (000)       VALUE
---------------------------------   -------   ------------
NEW YORK (CONTINUED)
  Sachem Central School District
   at Holbrook Suffolk County TAN
   Series 1996-97 (MIG-1)
   4.125%................ 06/26/97  $ 2,000   $  2,002,295
  Smithtown Central School
   District Suffolk County TAN
   4.50%................. 06/26/97    6,800      6,816,883
  South Glens Falls GO RAN
   4.25%................. 06/27/97    4,775      4,781,419
  Suffolk County Water Authority
   BAN DN (Bank of Nova Scotia
   LOC) (VMIG-1)**
   3.45%................. 02/07/97    2,200      2,200,000
  Triborough Bridge & Tunnel
   Authority DN (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.40%................. 02/07/97      400        400,000
  Yonkers IDA Civic Facility RB
   (Consumers Union Facility)
   Series 1994 DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.40%................. 02/07/97    1,000      1,000,000
                                              ------------
                                               285,629,507
                                              ------------
PUERTO RICO -- 9.3%
  Puerto Rico Government
   Development Bank Series 1985
   DN (Credit Suisse LOC)
   (A-1+, VMIG-1)**
   3.20%................. 02/07/97    3,500      3,500,000
  Puerto Rico Government
   Development Bank TECP (A-1)
   3.35%................. 02/21/97    6,500      6,500,000
   3.50%................. 05/09/97    2,900      2,900,000
  Puerto Rico Highway &
   Transportation Authority RB
   Series X DN (Landesbank
   Hessen-Thuringen LOC)
   (A-1+, VMIG-1)**
   3.20%................. 02/07/97    5,600      5,600,000
  Puerto Rico Industrial, Medical
   & Higher Education RB
   (Inter American University of
   Puerto Rico) Series 1988 MB
   (Bank of Tokyo LOC) (VMIG-1)
   3.55%................. 02/06/97    3,900      3,900,000
  Puerto Rico Medical Higher
   Education & Environmental PCRB
   (Ana G. Mendez Educational
   Foundation Project) DN (Bank
   of Tokyo LOC) (A-1+, VMIG-1)**
   3.55%................. 02/07/97    7,100      7,100,000
                                              ------------
                                                29,500,000
                                              ------------

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Concluded)

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $315,129,507*)...........     99.7%   $315,129,507
OTHER ASSETS IN EXCESS OF
  LIABILITIES....................      0.3%        997,045
                                         --
                                              ------------
NET ASSETS (Equivalent to $1.00
  per share based on 312,073,259
  Money Shares and 4,082,032
  Dollar Shares of capital stock
  outstanding)...................    100.0%   $316,126,552
                                      =====   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($316,126,552 / 316,155,291).............          $1.00
                                                     =====

---------------
* Aggregate cost for federal income tax purposes is substantially the same.

** Variable rate demand notes -- the interest rate shown is as of January 31, 1997, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owed can be recovered through demand.

  The Moody's Investors Service, Inc. and Standard &
  Poor's Ratings Group ratings indicated are believed to
  be the most recent ratings available at January 31,
  1997.
---------------------------------------------------------

                              NEW YORK MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                January 31, 1997

          MATURITY
           PERIOD            PAR          PERCENTAGE
       --------------    ------------     ----------
            1-30 Days    $262,990,000        83.5%
           31-60 Days       5,097,000         1.6%
           61-90 Days       5,000,000         1.6%
          91-120 Days       6,450,000         2.0%
         121-150 Days      29,925,000         9.5%
        Over 150 Days       5,615,000         1.8%

    Average Weighted Maturity of Portfolio -- 29 days
---------------------------------------------------------

INVESTMENT ABBREVIATIONS:
BAN      Bond Anticipation Note
DN       Demand Note
GO       General Obligation
IDA      Industrial Development Authority
IDRB     Industrial Development Revenue Bond
LOC      Letter of Credit
MB       Municipal Bond
PCRB     Pollution Control Revenue Bond
RAN      Revenue Anticipation Note
RB       Revenue Bond
TAN      Tax Anticipation Note
TECP     Tax-Exempt Commercial Paper

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                            Statement of Operations
                       Six Months Ended January 31, 1997
                                  (Unaudited)

Investment income:
  Interest income.........................................................        $4,937,578
                                                                                  ----------
Expenses:
  Investment advisory fees................................................           283,974
  Administration fees.....................................................           283,974
  Service Organization fees: Dollar Shares................................             3,759
  Legal and audit fees....................................................            35,597
  Directors' and officer's fees and expenses..............................            17,010
  Custodian fees..........................................................            35,900
  Transfer agent fees.....................................................            15,083
  Printing................................................................             6,781
  Shareholder computer access program.....................................            12,516
  Miscellaneous...........................................................            10,773
                                                                                  ----------
                                                                                     705,367
  Fees waived by Investment Adviser and Administrators....................          (417,686)
                                                                                  ----------
     Total expenses.......................................................           287,681
                                                                                  ----------
     Net investment income................................................         4,649,897
Realized gain on investments:
  Net realized gain on investments sold...................................             2,689
                                                                                  ----------
Net increase in net assets resulting from operations......................        $4,652,586
                                                                                  ==========

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                       Statement of Changes in Net Assets

                                                               SIX MONTHS ENDED    YEAR ENDED
                                                               JANUARY 31, 1997   JULY 31, 1996
                                                               ----------------   -------------
                                                                 (Unaudited)
Increase (decrease) in net assets:
  Operations:
     Net investment income.................................      $  4,649,897     $   8,839,249
     Net realized gain on investments sold.................             2,689                 4
                                                                 ------------      ------------
     Net increase in net assets resulting from
       operations..........................................         4,652,586         8,839,253
                                                                 ------------      ------------
  Dividends to shareholders from net investment income:
     Money Shares..........................................        (4,604,639)       (8,838,972)
     Dollar Shares.........................................           (45,258)             (277)
     Plus Shares...........................................                --                --
                                                                 ------------      ------------
     Total dividends to shareholders.......................        (4,649,897)       (8,839,249)
                                                                 ------------      ------------
  Increase in net assets from Fund share transactions......        43,959,064        25,514,513
                                                                 ------------      ------------
     Net increase in net assets............................        43,961,753        25,514,517
Net assets:
  Beginning of period......................................       272,164,799       246,650,282
                                                                 ------------      ------------
  End of period............................................      $316,126,552     $ 272,164,799
                                                                 ============      ============

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           MONEY SHARES
                                 ------------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 JANUARY 31, 1997   JULY 31, 1996   JULY 31, 1995   JULY 31, 1994   JULY 31, 1993   JULY 31, 1992
                                 ----------------   -------------   -------------   -------------   -------------   -------------
                                   (Unaudited)
Net Asset Value, Beginning of
  Period.......................      $   1.00         $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                      -------           -------         -------         -------         -------         -------
  Income From Investment
     Operations:
     Net Investment Income.....        0.0165            0.0339          0.0338          0.0226          0.0230          0.0321
                                      -------           -------         -------         -------         -------         -------
  Less Distributions:
     Dividends to Shareholders
       from
       Net Investment Income...       (0.0165)          (0.0339)        (0.0338)        (0.0226)        (0.0230)        (0.0321)
                                      -------           -------         -------         -------         -------         -------
Net Asset Value, End of
  Period.......................      $   1.00         $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
                                      =======           =======         =======         =======         =======         =======
Total Return...................          3.36%(2)          3.44%           3.43%           2.29%           2.33%           3.26%
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000)..................       312,045           272,145         246,650         279,483         204,670         267,655
     Ratio of Expenses to
       Average Daily
       Net Assets(1)...........          0.20%(2)          0.20%           0.20%           0.20%           0.25%           0.30%
     Ratio of Net Investment
       Income to
       Average Daily Net
          Assets...............          3.28%(2)          3.37%           3.36%           2.28%           2.31%           3.20%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Money Shares for the six months ended January 31, 1997 and the years ended July 31, 1996, 1995, 1994, 1993 and 1992 were
    .49%(annualized), .50%, .49%, .48%, .51% and .49% , respectively.

(2) Annualized.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         DOLLAR SHARES
                              ---------------------------------------------------------------------------------------------------
                                 SIX MONTHS        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                   ENDED            JULY 31,         JULY 31,         JULY 31,       YEAR ENDED      YEAR ENDED
                              JANUARY 31,1997       1996(3)          1995(3)          1994(3)       JULY 31, 1993   JULY 31, 1992
                              ----------------   --------------   --------------   --------------   -------------   -------------
                                (Unaudited)
Net Asset Value, Beginning
  of Period.................      $   1.00          $   1.00         $   1.00         $   1.00        $    1.00       $    1.00
                                   -------           -------          -------          -------          -------         -------
  Income From Investment
     Operations:
     Net Investment
       Income...............        0.0153            0.0089             0.00           0.0127           0.0205          0.0296
                                   -------           -------          -------          -------          -------         -------
Less Distributions:
     Dividends to
       Shareholders from
       Net Investment
          Income............       (0.0153)          (0.0089)            0.00          (0.0127)         (0.0205)        (0.0296)
                                   -------           -------          -------          -------          -------         -------
Net Asset Value, End of
  Period....................      $   1.00          $   1.00         $   1.00         $   1.00        $    1.00       $    1.00
                                   =======           =======          =======          =======          =======         =======
Total Return................          3.11%(2)          3.05%(2)           --             1.96%(2)         2.08%           3.01%
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000)........         4,082                20               --               --           46,509          50,094
     Ratio of Expenses to
       Average Daily
       Net Assets(1)........           .45%(2)           .45%(2)           --             0.45%(2)         0.50%           0.55%
     Ratio of Net Investment
       Income to
       Average Daily Net
          Assets............          3.03%(2)          3.07%(2)           --             1.94%(2)         2.06%           2.95%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Dollar Shares for the six months ended January 31, 1997 and the years ended July 31, 1996, 1994, 1993 and 1992 were .74%
    (annualized), .75% (annualized), .73% (annualized), .76% and .74%, respectively.

(2) Annualized.

(3) There were no Dollar Shares outstanding during the period from March 28, 1994 to April 14, 1996.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          PLUS SHARES
                              ---------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED           YEAR ENDED       YEAR ENDED
                                 JANUARY 31,         JULY 31,         JULY 31,       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   1997(3)           1996(3)          1995(3)       JULY 31, 1994   JULY 31, 1993   JULY 31, 1992
                              -----------------   --------------   --------------   -------------   -------------   -------------
                                 (Unaudited)
Net Asset Value, Beginning
  of Period.................      $    1.00          $   1.00         $   1.00        $    1.00       $    1.00       $    1.00
                                   --------          --------         --------         --------        --------        --------
  Income From Investment
     Operations:
     Net Investment
       Income...............           0.00              0.00           0.0090           0.0201          0.0205          0.0296
                                   --------          --------         --------         --------        --------        --------
  Less Distributions:
     Dividends to
       Shareholders from Net
       Investment Income....           0.00              0.00          (0.0090)         (0.0201)        (0.0205)        (0.0296)
                                   --------          --------         --------         --------        --------        --------
Net Asset Value, End of
  Period....................      $    1.00          $   1.00         $   1.00        $    1.00       $    1.00       $    1.00
                                   ========          ========         ========         ========        ========        ========
Total Return................             --                --             2.69%(2)         2.04%           2.08%           3.01%
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000)........             --                --               --              435           1,481             243
     Ratio of Expenses to
       Average Daily
       Net Assets(1)........             --                --             0.45%(2)         0.45%           0.50%           0.55%
     Ratio of Net Investment
       Income to
       Average Daily Net
          Assets............             --                --             2.64%(2)         2.03%           2.06%           2.95%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Plus Shares for the years ended July 31, 1995, 1994, 1993 and 1992 were .73% (annualized), .73%, .76% and .74%, respectively.

(2) Annualized.

(3) There were no Plus Shares outstanding during the period from December 2, 1994 to January 31, 1997.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

1. Municipal Fund for New York Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares--New York Money ("Money"), New York Money Dollar ("Dollar"), and New York Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio of the Company and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

  Dollar Shares are sold pursuant to a non-12b-1 Shareholder Services Plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 Services Plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Dollar and Plus shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the Company.

  Certain New York municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State and of New York law on these obligations must be considered.

2. Significant Accounting Policies

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

  Portfolio valuation--Portfolio securities of the Company are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  Securities transactions and investment income--Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

  Dividends and distributions to shareholders--It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

  Federal taxes--No provision is made for federal income or excise taxes since the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

  The Company has entered into an Investment Advisory Agreement with PNC Institutional Management Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's subinvestment adviser pursuant to a Sub-Advisory Agreement. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of the Company's average daily net assets.

  Provident Distributors, Inc. ("PDI") is the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

  The Investment Adviser and Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

  For the six months ended January 31, 1997, the Investment Adviser and Administrators voluntarily waived fees totaling $417,686.

  Expenses include legal fees amounting to $19,500 paid to counsel to the Company, a partner of which is secretary of the Company.

  PNC Bank is the Company's custodian and PFPC is transfer agent.

  Service Organization fees of $3,736 were paid to affiliates of PNC Bank for the six months ended January 31, 1997.

4. Fund Shares

  Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares is the same as the following amounts for such transactions.

                         SIX MONTHS          YEAR
                           ENDED             ENDED
                      JANUARY 31, 1997   JULY 31, 1996
                      ----------------  ---------------
                        (Unaudited)
Sold
  Money shares.......  $  722,947,375   $ 1,050,446,668
  Dollar shares......      32,083,297            40,000
  Plus shares........              --                --
Issued as
  reinvestments of
  dividends
  Money shares.......         125,885           143,673
  Dollar shares......              --                --
  Plus shares........              --                --
Redeemed
  Money shares.......    (683,176,228)   (1,025,095,828)
  Dollar shares......     (28,021,265)          (20,000)
  Plus shares........              --                --
                        -------------   ---------------
Net increase.........  $   43,959,064   $    25,514,513
                        =============   ===============

  The authorized capital of the Company consists of 1.4 billion Money Shares, 300 million Dollar Shares and 300 million Plus Shares, each with a par value of $.001 per share.

5. Capital Loss Carryover

  At July 31, 1996, a capital loss carryover of $31,428, expiring at various times from 1997-2003, was available to offset possible future capital gains.

6. Net Assets

  At January 31, 1997, net assets consisted of the following:

Paid-in capital..............  $316,155,291
Accumulated net realized
  losses on investments......       (28,739)
                               ------------
                               $316,126,552
                               ============

       Directors
         Thomas A. Melfe
           Chairman
         Francis E. Drake, Jr.
         Rodney D. Johnson
         Anthony M. Santomero

       Officers
         Edward J. Roach
           President and Treasurer
         Morgan R. Jones
           Secretary

       Investment Adviser
         PNC Institutional Management
       Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Distributor
         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428
       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by an effective
       prospectus for the Company,
       which contains information
       concerning its investment
       policies as well as other
       pertinent information.

       PIF-T-012

                                                  NEW YORK MONEY FUND
                                                An Investment Portfolio
                                                      Offered by
                                                  Municipal Fund for
                                               New York Investors, Inc.

                                           Provident Institutional Funds LOGO

                                                  Semi-Annual Report
                                                    to Shareholders
                                                   January 31, 1997